[CUNA Mutual Insurance Society letterhead]

April 16, 2009

VIA ELECTRONIC FILING
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Ultra Series Fund
     Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of Ultra Series Fund, attached are (1) a letter to shareholders, (2) a notice of meeting, (3) questions and answers, (4) a preliminary proxy statement and (5) a draft proxy voting instruction card in connection with the special meeting of shareholders scheduled to be held June 25, 2009. It is anticipated that a definitive proxy statement and other materials will begin mailing to record date shareholders on or about May 4, 2009.

Please direct any communications relating to this filing to me at
(608) 231-7495.

                                                        Very truly yours,

                                                        /s/ Kerry A. Jung
                                                        Kerry A. Jung

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